Effective Income Tax Reconciliation (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income before taxes as reported in the statements of income		$ 873,790	$ 829,816	$ 795,836
Statutory tax rate in Israel		26.50%	26.50%	25.00%
Effect of "Preferred Enterprise" status	[1]	(7.00%)	(5.00%)	(6.00%)
Others, net		2.00%	(1.00%)	(1.00%)
Effective tax rate		21.50%	20.50%	18.00%

[1]	Basic earnings per share amounts of the benefit resulting from the "Preferred Enterprise" status $ 0.31 $ 0.22 $ 0.24 Diluted earnings per share amounts of the benefit resulting from the "Preferred Enterprise" status $ 0.30 $ 0.22 $ 0.24